Others - Financial instruments, schedule of significant financial assets and liabilities denominated in foreign currencies (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 TWD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 CNY (¥)
Financial instruments
Currency amount, assets	$ 170,824	$ 171,521
Foreign exchange risk | NTD:USD
Financial instruments
Currency amount, assets	$ 6,554	$ 3,159	$ 192,210				$ 103,569
Exchange rate	0.0341	0.0305	0.0341	0.0341	0.0341	0.0341	0.0305	0.0305	0.0305	0.0305
Degree of variation, assets	1.00%	1.00%
Effect on profit or loss, assets	$ 66	$ 32
Foreign exchange risk | EUR:USD
Financial instruments
Currency amount, assets	98	310		€ 84				€ 298
Currency amount, liabilities	$ 288	$ 205		€ 246				€ 197
Exchange rate	1.1723	1.0411	1.1723	1.1723	1.1723	1.1723	1.0411	1.0411	1.0411	1.0411
Degree of variation, assets	1.00%	1.00%
Degree of variation, liabilities	1.00%	1.00%
Effect on profit or loss, assets	$ 1	$ 3
Effect on profit or loss, liabilities	3	2
Foreign exchange risk | JPY:USD
Financial instruments
Currency amount, assets	$ 936	$ 1,291			¥ 135,700				¥ 201,668
Exchange rate	0.0069	0.0064	0.0069	0.0069	0.0069	0.0069	0.0064	0.0064	0.0064	0.0064
Degree of variation, assets	1.00%	1.00%
Effect on profit or loss, assets	$ 9	$ 13
Foreign exchange risk | USD:CNY
Financial instruments
Currency amount, assets	$ 159	$ 320				¥ 1,139				¥ 2,343
Exchange rate	7.1621	7.3225	7.1621	7.1621	7.1621	7.1621	7.3225	7.3225	7.3225	7.3225
Degree of variation, assets	1.00%	1.00%
Effect on profit or loss, assets	$ 2	$ 3
Foreign exchange risk | USD:JPY
Financial instruments
Currency amount, liabilities	$ 93	$ 100			¥ 13,397				¥ 15,622
Exchange rate	144.05	156.22	144.05	144.05	144.05	144.05	156.22	156.22	156.22	156.22
Degree of variation, liabilities	1.00%	1.00%
Effect on profit or loss, liabilities	$ 1	$ 1